UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2025

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Capital Advisors Growth Fund
Investor Class | CIAOX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Capital Advisors Growth Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.capadvfunds.com/pages/how-to-invest. You can also request this information by contacting us at 1-866-205-0523.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$50	0.96%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$149,241,714
Number of Holdings	37
Portfolio Turnover	6%
Visit https://www.capadvfunds.com/pages/how-to-invest for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)*
Sector Breakdown (%)

Manufacturing (36.8%)
Finance and Insurance (10.9%)
Retail Trade (9.8%)
Information (8.3%)
Mining, Quarrying, and Oil and Gas Extraction (7.6%)
Professional, Scientific, and Technical Services (6.9%)
Utilities (5.0%)
Administrative and Support and Waste Management and Remediation Services (4.5%)
Management of Companies and Enterprises (1.8%)
Cash & Other (8.4%)

Top 10 Issuers	(%)
First American Government Obligations Fund	8.4%
Microsoft Corp.	7.3%
NVIDIA Corp.	6.9%
Amazon.com, Inc.	6.0%
JPMorgan Chase & Co.	5.9%
Apple, Inc.	4.6%
Alphabet, Inc.	3.9%
Accenture PLC	3.0%
Honeywell International, Inc.	2.8%
Intuitive Surgical, Inc.	2.8%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.capadvfunds.com/pages/how-to-invest.
Capital Advisors Growth Fund	PAGE 1	TSR-SAR-007989783

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Capital Advisors, Inc. documents not be householded, please contact Capital Advisors, Inc. at 1-866-205-0523, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Advisors, Inc. or your financial intermediary.
Capital Advisors Growth Fund	PAGE 2	TSR-SAR-007989783

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Capital Advisors Growth Fund
Core Financial Statements
June 30, 2025 (Unaudited)

Capital Advisors Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.6%
Administrative and Support Services - 3.1%
Uber Technologies, Inc.(a)	20,225	$1,886,993
Visa, Inc. - Class A	7,680	2,726,784
		4,613,777
Beverage and Tobacco Product Manufacturing - 1.9%
PepsiCo, Inc.	21,289	2,811,000
Chemical Manufacturing - 3.5%
Ecolab, Inc.	8,925	2,404,752
Procter & Gamble Co.	18,055	2,876,523
		5,281,275
Computer and Electronic Product Manufacturing - 18.0%
Apple, Inc.	33,665	6,907,048
Danaher Corp.	10,060	1,987,252
NVIDIA Corp.	65,000	10,269,350
Palo Alto Networks, Inc.(a)	15,050	3,079,832
Thermo Fisher Scientific, Inc.	6,450	2,615,217
Veralto Corp.	20,500	2,069,475
		26,928,174
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.0%
Airbnb, Inc. - Class A(a)	10,775	1,425,963
Credit Intermediation and Related Activities - 5.9%
JPMorgan Chase & Co.	30,275	8,777,025
E-Commerce/Services - 1.4%
MercadoLibre, Inc.(a)	785	2,051,700
Insurance Carriers and Related Activities - 2.4%
Berkshire Hathaway, Inc. - Class B(a)	7,350	3,570,409
Machinery Manufacturing - 2.7%
Applied Materials, Inc.	22,450	4,109,922
Management of Companies and Enterprises - 1.8%
Sea Ltd. - ADR(a)	16,650	2,663,001
Mining (except Oil and Gas) - 4.1%
Cameco Corp.	45,220	3,356,681
Freeport-McMoRan, Inc.	62,975	2,729,966
		6,086,647
Miscellaneous Manufacturing - 5.2%
Intuitive Surgical, Inc.(a)	7,565	4,110,896
Stryker Corp.	9,325	3,689,250
		7,800,146
Oil and Gas Extraction - 2.3%
EQT Corp.	60,025	3,500,658

The accompanying notes are an integral part of these financial statements.

1

Capital Advisors Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - (Continued)
Professional, Scientific, and Technical Services - 6.9%
Accenture PLC - Class A	15,035	$4,493,811
Alphabet, Inc. - Class C	32,800	5,818,392
		10,312,203
Publishing Industries - 7.3%
Microsoft Corp.	21,950	10,918,149
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.6%
Brookfield Corp.	47,225	2,920,866
IonQ, Inc.(a)	20,860	896,354
		3,817,220
Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 8.4%
Amazon.com, Inc.(a)	40,525	8,890,780
DoorDash, Inc. - Class A(a)	14,860	3,663,138
		12,553,918
Support Activities for Mining - 1.2%
Schlumberger NV	52,550	1,776,190
Transportation Equipment Manufacturing - 5.5%
Boeing Co.(a)	13,975	2,928,182
Honeywell International, Inc.	17,845	4,155,744
Tesla, Inc.(a)	3,620	1,149,929
		8,233,855
Utilities - 5.0%
Constellation Energy Corp.	11,400	3,679,464
GE Vernova, Inc.	7,025	3,717,279
		7,396,743
Waste Management and Remediation Services - 1.4%
Waste Management, Inc.	9,125	2,087,983
TOTAL COMMON STOCKS (Cost $68,089,607)		136,715,958
SHORT-TERM INVESTMENTS - 8.4%
Money Market Funds - 8.4%
First American Government Obligations Fund - Class X, 4.25%(b)	12,539,741	12,539,741
TOTAL SHORT-TERM INVESTMENTS (Cost $12,539,741)		12,539,741
TOTAL INVESTMENTS - 100.0% (Cost $80,629,348)		$149,255,699
Liabilities in Excess of Other Assets - (0.0)%(c)		(13,985)
TOTAL NET ASSETS - 100.0%		$149,241,714

The accompanying notes are an integral part of these financial statements.

2

Capital Advisors Growth Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Capital Advisors Growth Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$149,255,699
Receivable for fund shares sold	43,967
Interest receivable	43,030
Dividends receivable	37,509
Prepaid expenses and other assets	27,677
Total assets	149,407,882
LIABILITIES:
Payable to adviser	81,313
Payable for fund administration and accounting fees	44,826
Payable for transfer agent fees and expenses	10,656
Payable for audit fees	10,312
Payable for capital shares redeemed	5,958
Payable for compliance fees	3,689
Payable for custodian fees	2,081
Payable for trustees fees	1,033
Payable for expenses and other liabilities	6,300
Total liabilities	166,168
NET ASSETS	$ 149,241,714
Net Assets Consists of:
Paid-in capital	$76,934,397
Total distributable earnings	72,307,317
Total net assets	$ 149,241,714
Investor Class
Net assets	$149,241,714
Shares issued and outstanding(a)	3,057,502
Net asset value per share	$48.81
Cost:
Investments, at cost	$80,629,348

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

Capital Advisors Growth Fund
Statement of Operations
For the Period Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$785,302
Less: Dividend withholding taxes	(1,275)
Total investment income	784,027
EXPENSES:
Investment advisory fee	472,624
Fund administration and accounting fees	93,936
Transfer agent fees	21,516
Federal and state registration fees	15,103
Trustees’ fees	13,688
Audit fees	10,662
Compliance fees	7,439
Reports to shareholders	7,370
Custodian fees	7,127
Legal fees	6,240
Other expenses and fees	7,856
Total expenses	663,561
NET INVESTMENT INCOME	120,466
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,597,642
Net realized gain (loss)	3,597,642
Net change in unrealized appreciation (depreciation) on:
Investments	7,351,171
Net change in unrealized appreciation (depreciation)	7,351,171
Net realized and unrealized gain (loss)	10,948,813
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,069,279

The accompanying notes are an integral part of these financial statements.

5

Capital Advisors Growth Fund
Statements of Changes in Net Assets

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$120,466	$397,551
Net realized gain (loss)	3,597,642	8,713,539
Net change in unrealized appreciation (depreciation)	7,351,171	17,382,942
Net increase (decrease) in net assets from operations	11,069,279	26,494,032
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Investor Class	—	(10,279,291)
Total distributions to shareholders	—	(10,279,291)
CAPITAL TRANSACTIONS:
Shares sold - Investor Class	8,750,570	16,402,017
Shares issued in reinvestment of distributions - Investor Class	—	9,918,988
Shares redeemed - Investor Class	(8,481,439)	(17,385,767)
Net increase (decrease) in net assets from capital transactions	269,131	8,935,238
Net increase (decrease) in net assets	11,338,410	25,149,979
NET ASSETS:
Beginning of the period	137,903,304	112,753,325
End of the period	$ 149,241,714	$137,903,304
SHARES TRANSACTIONS
Shares sold - Investor Class	192,954	370,734
Shares issued in reinvestment of distributions - Investor Class	—	213,910
Shares redeemed - Investor Class	(187,674)	(389,449)
Total increase (decrease) in shares outstanding	5,280	195,195

The accompanying notes are an integral part of these financial statements.

6

Capital Advisors Growth Fund
Financial Highlights
Investor Class

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$45.18	$39.47	$31.88	$39.75	$36.13	$29.81
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.14	0.22	0.17	(0.01)	0.03
Net realized and unrealized gain (loss) on investments(c)	3.59	9.18	7.54	(7.69)	7.77	8.58
Total from investment operations	3.63	9.32	7.76	(7.52)	7.76	8.61
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.36)	(0.17)	(0.01)	—	(0.04)
Net realized gains	—	(3.25)	—	(0.34)	(4.14)	(2.25)
Total distributions	—	(3.61)	(0.17)	(0.35)	(4.14)	(2.29)
Redemption fees retained(f)	—	—	0.00(a)(b)	—	0.00(a)(b)	0.00(a)(b)
Net asset value, end of period	$48.81	$45.18	$39.47	$31.88	$39.75	$36.13
TOTAL RETURN(d)	8.03%	23.39%	24.35%	−18.96%	21.60%	29.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$149,242	$137,903	$112,753	$87,753	$109,939	$88,628
Ratio of expenses to average net assets(e)	0.96%	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	0.18%	0.31%	0.60%	0.50%	(0.03)%	0.11%
Portfolio turnover rate(d)	6%	19%	12%	18%	29%	43%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The Fund stopped collecting a redemption fee on April 28, 2023.
The accompanying notes are an integral part of these financial statements.

7

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Capital Advisors Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 31, 1999. The investment objective of the Fund is to achieve long-term capital growth.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

8

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
F.
REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Redemption Fees: Prior to April 28, 2023, the Fund charged a 2.00% redemption fee to shareholders who redeemed shares held 7 days or less. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Effective April 28, 2023, the Fund removed redemption fees.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for a majority of security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

9

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Capital Advisors, Inc. (“Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$136,715,958	$—	$—	$136,715,958
Money Market Funds	12,539,741	—	—	12,539,741
Total Investments	$149,255,699	$—	$—	$149,255,699

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.
Accounting Pronouncements – Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 820): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for the Fund are the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. Due to the significance of oversight and their role, the Advisor is deemed to be the Chief Operating Decision Maker.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.75% based upon the Fund’s average daily net assets on the first $50 million of assets under management and 0.65% of the Fund’s average daily net assets thereafter. For the six months ended June 30, 2025, the Fund incurred $472,624 in advisory fees.
The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest, extraordinary expenses, and other class-specific expense) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% of average daily net assets.
For the six months ended June 30, 2025, the Advisor did not reduce its fees. The Advisor does not have the ability to recoup previously waived fees and expenses or future waived fees and expenses.
Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended June 30, 2025 are disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

10

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended June 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $8,108,400 and $9,300,804, respectively. There were no purchases and sales of U.S. government securities during the six months ended June 30, 2025.
NOTE 6 – INCOME TAXES
The tax character of distributions paid during the six months ended June 30, 2025 and the year ended December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
Ordinary income	$ —	$1,589,706
Long-term capital gains	—	8,689,585

As of December 31, 2024, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$76,581,612
Gross tax unrealized appreciation	62,778,637
Gross tax unrealized depreciation	(1,548,179)
Net tax unrealized appreciation	61,230,458
Undistributed ordinary income	7,580
Undistributed long-term capital gain	—
Total distributable earnings	7,580
Total accumulated earnings/(losses)	$61,238,038

The difference between book basis and tax basis net unrealized appreciation and cost is attributable to wash sales and Passive Foreign Investment Company Adjustments.
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

11

CAPITAL ADVISORS GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
at June 30, 2025 (Unaudited)(Continued)
•	Growth-Style Investing Risk – Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
•
Non-U.S. Investment Risk – Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
Depositary Receipt Risk – The risks of depository receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2025 there were no control persons of the Fund.
NOTE 9 – TRUSTEES AND OFFICERS
Ms. Lillian Kabakali resigned as Secretary and Vice President of the Trust effective February 21, 2025. Ms. Elaine Richards was appointed Secretary and Vice President of the Trust effective February 21, 2025. Previously, Ms. Richards served as Assistant Secretary of the Trust. Effective March 20, 2025, Mr. Albert Sosa was appointed Assistant Treasurer of the Trust.

12

CAPITAL ADVISORS GROWTH FUND
Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable, investment advisory agreement was not approved during the reporting period.

13

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable, investment advisory agreement was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature